UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-10067
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance VT Floating-Rate Income Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective(s), risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
VT Floating-Rate Income Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	26
Officers and Trustees	29
Important Notices	30

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2011
Portfolio Managers Scott H. Page, CFA; Craig P. Russ; Andrew Sveen, CFA
Performance1

Inception Date: 5/2/01

% Average Annual Total Returns at net asset value (NAV)

Six Months	2.52
One Year	8.03
Five Years	4.28
10 Years	3.42

% Total Annual Operating Expense Ratios[2]

1.15

Comparative Performance[3]	% Return

S&P/LSTA Leveraged Loan Index

Six Months	2.61
One Year	9.39
Five Years	5.14
10 Years	5.16
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2011
Fund Profile

Top 10 Holdings (% of total investments)4

Intelsat Jackson Holdings SA	1.3
NRG Energy, Inc.	1.2
SunGard Data Systems, Inc.	1.2
Nielsen Finance, LLC	1.2
Community Health Systems, Inc.	1.2
HCA, Inc.	1.1
Rite Aid Corp.	1.1
Aramark Corp.	1.0
Health Management Associates, Inc.	0.9
Brenntag Holding GmbH and Co. KG	0.9

Total % of total investments	11.1

Top 10 Sectors (% of total investments)4

Health Care	11.8
Business Equipment and Services	8.5
Leisure Goods/Activities/Movies	5.5
Chemicals and Plastics	5.3
Publishing	4.5
Telecommunications	4.4
Food Service	4.3
Automotive	4.1
Utilities	3.9
Containers and Glass Products	3.5

Total % of total investments	55.8

Credit Quality (% of loan holdings)4,5

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

2.	Source: Fund prospectus.

3.	The S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.

4.	Excludes cash equivalents.

5.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.
      Fund profile subject to change due to active management.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

Beginning	Ending	Expenses Paid	Annualized
Account Value	Account Value	During Period*	Expense
(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
$1,000.00	$1,025.20	$5.88	1.17%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,019.00	$5.86	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. Expenses shown do not include insurance-related charges.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 95.5%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Aerospace and Defense — 2.5%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018	$300	$299,436
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017	499	501,600
DAE Aviation Holdings, Inc.
Term Loan, 5.28%, Maturing July 31, 2014	1,465	1,464,167
Term Loan, 5.28%, Maturing July 31, 2014	1,525	1,523,842
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	500	503,393
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.19%, Maturing May 15, 2015	617	582,664
Term Loan, 4.69%, Maturing May 13, 2016	617	582,664
Ducommun, Inc.
Term Loan, Maturing June 28, 2017(2)	200	200,750
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016	386	388,530
Evergreen International Aviation
Term Loan, Maturing July 5, 2016(2)	450	436,500
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	759	759,540
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015	2,000	2,008,500
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	920	924,762

		$10,176,348

Automotive — 3.9%

Allison Transmission, Inc.
Term Loan, 2.94%, Maturing August 7, 2014	$2,796	$2,746,006
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017	1,600	1,562,667
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017	962	967,379
Dollar Thrifty Automotive Group, Inc.
Term Loan, 2.69%, Maturing June 15, 2013	344	343,071
Federal-Mogul Corp.
Term Loan, 2.13%, Maturing December 29, 2014	654	620,076
Term Loan, 2.13%, Maturing December 28, 2015	2,463	2,336,776
Ford Motor Co.
Term Loan, 2.94%, Maturing December 16, 2013	370	370,463
Term Loan, 2.94%, Maturing December 16, 2013	695	695,482
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	3,025	2,920,205
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017	224	224,999
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	1,425	1,430,566
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017	748	749,528
Tenneco Automotive, Inc.
Term Loan, 5.19%, Maturing March 17, 2014	525	528,281
TriMas Corp.
Term Loan, 4.25%, Maturing June 29, 2017	475	476,781

		$15,972,280

Building and Development — 1.7%

Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	$274	$274,970
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016	1,493	1,514,655
CB Richard Ellis Services, Inc.
Term Loan, 3.25%, Maturing March 5, 2018(3)	321	317,863
Term Loan, 5.75%, Maturing September 4, 2019	304	300,014
Contech Construction Products
Term Loan, 5.25%, Maturing January 31, 2013	721	594,427
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	84	83,163
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	2,049	2,055,255
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(4)	1,750	1,680,000

		$6,820,347

Business Equipment and Services — 8.6%

Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	$796	$800,971
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	1,415	1,416,218
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	499	501,555
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	425	426,594
BAR/BRI Review Courses, Inc.
Term Loan, Maturing June 16, 2017(2)	350	349,125

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Business Equipment and Services (continued)

Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	$1,150	$1,151,617
Education Management, LLC
Term Loan, 2.00%, Maturing June 3, 2013	987	972,908
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	573	575,070
Infogroup, Inc.
Term Loan, 6.50%, Maturing May 22, 2018	25	24,875
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	471	473,116
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,649	1,656,492
Mercury Payment Systems Canada, LLC
Term Loan, Maturing July 14, 2017(2)	325	325,406
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016	1,874	1,872,116
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing May 16, 2016	1,384	1,389,659
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	2,150	2,139,923
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014	3,070	2,747,258
Safenet, Inc.
Term Loan, 2.69%, Maturing April 12, 2014	708	695,904
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016	1,648	1,616,123
Sitel (Client Logic)
Term Loan, 7.04%, Maturing January 30, 2017	1,132	1,137,918
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	274	276,276
SunGard Data Systems, Inc.
Term Loan, 1.94%, Maturing February 28, 2014	389	380,384
Term Loan, 3.69%, Maturing February 28, 2014	647	646,138
Term Loan, 3.87%, Maturing February 26, 2016	3,973	3,970,251
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	425	427,125
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	724	723,535
Town Sports International, Inc.
Term Loan, 7.01%, Maturing May 4, 2018	499	500,620
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015	923	928,269
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018	1,845	1,851,142
Travelport, LLC
Term Loan, 2.74%, Maturing August 23, 2013	595	569,736
Term Loan, 2.81%, Maturing August 23, 2013	154	147,145
Term Loan, 4.74%, Maturing August 21, 2015	1,674	1,604,922
West Corp.
Term Loan, 2.63%, Maturing October 24, 2013	307	305,538
Term Loan, 4.51%, Maturing July 15, 2016	1,822	1,829,874
Term Loan, 4.51%, Maturing July 15, 2016	748	750,899

		$35,184,702

Cable and Satellite Television — 3.1%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016	$566	$568,188
Bresnan Communications, LLC
Term Loan, 4.50%, Maturing December 14, 2017	1,020	1,021,614
Cequel Communications, LLC
Term Loan, 2.19%, Maturing November 5, 2013	2,504	2,488,052
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016	1,989	1,984,909
Insight Midwest Holdings, LLC
Term Loan, 1.98%, Maturing April 7, 2014	2,126	2,093,329
MCC Iowa, LLC
Term Loan, 1.92%, Maturing January 30, 2015	1,929	1,900,366
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018	648	649,725
UPC Broadband Holding B.V.
Term Loan, 3.69%, Maturing December 30, 2016	753	753,436
Term Loan, 3.69%, Maturing December 29, 2017	1,000	999,167

		$12,458,786

Chemicals and Plastics — 5.4%

Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016	$182	$182,521
Brenntag Holding GmbH and Co. KG
Term Loan, 3.70%, Maturing January 20, 2014	266	266,621
Term Loan, 3.71%, Maturing January 20, 2014	2,477	2,478,602
Term Loan - Second Lien, 6.43%, Maturing July 17, 2015	1,000	1,003,542
Hexion Specialty Chemicals, Inc.
Term Loan, 2.35%, Maturing May 5, 2013	491	476,046
Term Loan, 4.00%, Maturing May 5, 2015	294	290,161
Term Loan, 4.00%, Maturing May 5, 2015	480	474,000
Term Loan, 4.00%, Maturing May 5, 2015	697	687,828
Term Loan, 4.06%, Maturing May 5, 2015	789	790,465

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Chemicals and Plastics (continued)

Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016	$372	$375,481
Huish Detergents, Inc.
Term Loan, 2.19%, Maturing April 26, 2014	574	543,353
Huntsman International, LLC
Term Loan, 1.72%, Maturing April 21, 2014	442	431,430
Term Loan, 2.77%, Maturing April 19, 2017	1,204	1,176,315
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013	1,199	1,242,493
Term Loan, 8.00%, Maturing December 16, 2014	1,200	1,243,257
ISP Chemco, Inc.
Term Loan, 1.69%, Maturing June 4, 2014	1,306	1,301,750
Millenium Inorganic Chemicals
Term Loan, 2.50%, Maturing May 15, 2014	608	604,143
Momentive Performance Materials
Term Loan, 3.69%, Maturing May 5, 2015	995	978,212
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017	596	599,175
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017	1,420	1,426,719
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018	1,050	1,057,031
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017	690	692,416
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017	1,841	1,841,709
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016	472	472,877
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,219	1,218,548

		$21,854,695

Conglomerates — 1.7%

Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016	$769	$772,978
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	325	326,354
RBS Global, Inc.
Term Loan, 2.44%, Maturing July 19, 2013	1,642	1,628,118
RGIS Holdings, LLC
Term Loan, 2.75%, Maturing April 30, 2014	23	22,655
Term Loan, 2.75%, Maturing April 30, 2014	934	915,481
Service Master Co.
Term Loan, 2.69%, Maturing July 24, 2014	90	87,493
Term Loan, 2.71%, Maturing July 24, 2014	902	878,571
US Investigations Services, Inc.
Term Loan, 3.00%, Maturing February 21, 2015	1,222	1,200,843
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	1,100	1,102,289

		$6,934,782

Containers and Glass Products — 3.2%

Berry Plastics Corp.
Term Loan, 2.26%, Maturing April 3, 2015	$1,817	$1,721,448
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018	122	122,388
Term Loan, 4.50%, Maturing February 23, 2018	1,371	1,374,366
Consolidated Container Co.
Term Loan, 2.44%, Maturing March 28, 2014	673	652,635
Graham Packaging Holdings Co.
Term Loan, 6.75%, Maturing April 5, 2014	3,189	3,202,831
Graphic Packaging International, Inc.
Term Loan, 2.29%, Maturing May 16, 2014	2,255	2,242,709
JSG Acquisitions
Term Loan, 3.67%, Maturing December 31, 2014	126	125,984
Kranson Industries, Inc.
Term Loan, 2.44%, Maturing July 31, 2013	526	513,264
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	323	323,712
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 9, 2018	1,970	1,961,991
Smurfit Kappa Acquisitions
Term Loan, 3.42%, Maturing December 31, 2014	126	125,984
Tegrant Holding Corp.
Term Loan, 3.45%, Maturing March 8, 2013	958	892,270

		$13,259,582

Cosmetics / Toiletries — 0.8%

Bausch & Lomb, Inc.
Term Loan, 3.48%, Maturing April 24, 2015	$1,864	$1,854,757
Prestige Brands, Inc.
Term Loan, 4.76%, Maturing March 24, 2016	1,495	1,504,026

		$3,358,783

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Drugs — 1.1%

Axcan Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$746	$740,280
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018	750	753,672
Graceway Pharmaceuticals, LLC
Term Loan, 4.94%, Maturing May 3, 2012	1,097	625,077
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016	855	855,268
Term Loan, 4.25%, Maturing March 15, 2018	388	388,236
Term Loan, 4.25%, Maturing March 15, 2018	775	776,471
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018	533	533,824

		$4,672,828

Ecological Services and Equipment — 0.2%

Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017	$349	$350,798
Synagro Technologies, Inc.
Term Loan, 2.19%, Maturing April 2, 2014	648	602,430

		$953,228

Electronics / Electrical — 3.2%

Aspect Software, Inc.
Term Loan, 6.25%, Maturing April 19, 2016	$1,462	$1,467,590
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,300	1,268,800
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016	572	571,291
Freescale Semiconductor, Inc.
Term Loan, 4.44%, Maturing December 1, 2016	1,876	1,870,224
Infor Enterprise Solutions Holdings
Term Loan, 5.94%, Maturing July 28, 2015	650	633,340
Term Loan, 5.94%, Maturing July 28, 2015	1,080	1,047,847
Term Loan - Second Lien, 6.44%, Maturing March 2, 2014	367	319,458
Term Loan - Second Lien, 6.44%, Maturing March 3, 2014	633	546,250
NXP B.V.
Term Loan, 4.50%, Maturing March 7, 2017	1,297	1,304,450
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,775	1,775,944
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	412	416,373
Spectrum Brands, Inc.
Term Loan, 5.06%, Maturing June 17, 2016	1,255	1,265,464
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	498	499,677

		$12,986,708

Equipment Leasing — 0.4%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018	$1,671	$1,664,808

		$1,664,808

Farming / Agriculture — 0.1%

Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016	$299	$300,179

		$300,179

Financial Intermediaries — 3.1%

Citco III, Ltd.
Term Loan, Maturing April 24, 2018(2)	$825	$820,875
EURONET Worldwide, Inc.
Term Loan, 2.22%, Maturing April 4, 2014	840	831,600
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016	1,191	1,196,525
First Data Corp.
Term Loan, 2.94%, Maturing September 24, 2014	492	456,303
Term Loan, 2.94%, Maturing September 24, 2014	500	464,063
Term Loan, 2.94%, Maturing September 24, 2014	514	477,460
Term Loan, 4.19%, Maturing March 23, 2018	830	762,606
Grosvenor Capital Management
Term Loan, 4.25%, Maturing December 5, 2016	997	996,803
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016	508	511,105
Interactive Data Corp.
Term Loan, 4.75%, Maturing February 12, 2018	1,543	1,545,887
LPL Holdings, Inc.
Term Loan, 1.95%, Maturing June 28, 2013	591	590,166
Term Loan, 4.25%, Maturing June 25, 2015	1,860	1,871,624
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017	499	502,075
Nuveen Investments, Inc.
Term Loan, 3.26%, Maturing November 13, 2014	664	656,836
Term Loan, 5.76%, Maturing May 12, 2017	776	777,380

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Financial Intermediaries (continued)

RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.19%, Maturing December 10, 2015(5)	$7	$6,137
Term Loan, 6.19%, Maturing December 10, 2015(5)	237	188,149

		$12,655,594

Food Products — 2.0%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018	$575	$574,856
Dean Foods Co.
Term Loan, 1.75%, Maturing April 2, 2014	2,159	2,088,878
Dole Food Company, Inc.
Term Loan, 5.20%, Maturing March 2, 2017	683	684,960
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018	1,000	1,000,313
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,334	1,337,064
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	521	525,514
Pinnacle Foods Finance, LLC
Term Loan, 2.69%, Maturing April 2, 2014	2,046	2,033,026

		$8,244,611

Food Service — 4.4%

Aramark Corp.
Term Loan, 2.12%, Maturing January 27, 2014	$898	$879,581
Term Loan, 3.73%, Maturing January 27, 2014	48	47,321
Term Loan, 3.44%, Maturing July 26, 2016	185	184,558
Term Loan, 3.50%, Maturing July 26, 2016	2,816	2,806,326
Buffets, Inc.
Term Loan, 7.50%, Maturing April 22, 2015(6)	110	83,424
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016	2,164	2,161,606
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018	2,675	2,672,074
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017	742	743,040
Dunkin’ Brands, Inc.
Term Loan, 4.25%, Maturing November 23, 2017	1,916	1,915,462
JRD Holdings, Inc.
Term Loan, 2.44%, Maturing July 2, 2014	2,188	2,166,997
NPC International, Inc.
Term Loan, 1.95%, Maturing May 3, 2013	648	643,889
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013	247	237,334
Term Loan, 2.50%, Maturing June 14, 2014	2,409	2,311,957
U.S. Foodservice, Inc.
Term Loan, 2.69%, Maturing July 3, 2014	995	935,130

		$17,788,699

Food / Drug Retailers — 3.5%

General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	$2,250	$2,254,489
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	1,716	1,717,805
Pantry, Inc. (The)
Term Loan, 1.94%, Maturing May 15, 2014	555	548,703
Rite Aid Corp.
Term Loan, 1.94%, Maturing June 4, 2014	3,870	3,705,396
Term Loan, 4.50%, Maturing February 28, 2018	996	981,426
Roundy’s Supermarkets, Inc.
Term Loan, 3.70%, Maturing November 3, 2011	866	864,990
Term Loan, 7.00%, Maturing November 3, 2013	2,559	2,570,283
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018	1,596	1,571,693

		$14,214,785

Forest Products — 0.5%

Georgia-Pacific Corp.
Term Loan, 2.25%, Maturing December 21, 2012	$2,171	$2,172,388

		$2,172,388

Health Care — 11.9%

Alere, Inc.
Term Loan, Maturing July 6, 2017(2)	$1,200	$1,194,000
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016	970	969,317
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015	496	497,489
Term Loan, 8.50%, Maturing April 14, 2015	496	497,489
Biomet, Inc.
Term Loan, 3.23%, Maturing March 25, 2015	3,017	2,996,243
Bright Horizons Family Solutions, Inc.
Term Loan, 4.19%, Maturing May 28, 2015	769	774,645
Cardinal Health 409, Inc.
Term Loan, 2.44%, Maturing April 10, 2014	2,292	2,197,658

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Health Care (continued)

Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017	$998	$934,658
Community Health Systems, Inc.
Term Loan, 2.50%, Maturing July 25, 2014	49	47,756
Term Loan, 2.50%, Maturing July 25, 2014	3,281	3,176,614
Term Loan, 3.75%, Maturing January 25, 2017	1,591	1,554,947
ConMed Corp.
Term Loan, 1.69%, Maturing April 12, 2013	637	624,671
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016	299	299,151
CRC Health Corp.
Term Loan, 4.75%, Maturing November 16, 2015	1,487	1,448,058
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	1,269	1,273,835
Fenwal, Inc.
Term Loan, 2.50%, Maturing February 28, 2014	143	136,081
Term Loan, 2.50%, Maturing February 28, 2014	833	793,690
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017	900	905,250
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	597	598,586
HCA, Inc.
Term Loan, 3.50%, Maturing March 31, 2017	4,772	4,714,318
Health Management Associates, Inc.
Term Loan, 2.00%, Maturing February 28, 2014	3,973	3,855,409
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018	823	823,349
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017	175	174,954
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing August 4, 2016	498	496,279
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	900	900,225
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	1,625	1,631,678
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017	425	420,750
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	2,000	1,995,938
Nyco Holdings
Term Loan, Maturing December 29, 2014(2)	337	334,468
Term Loan - Second Lien, Maturing December 29, 2015(2)	337	334,650
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013	456	454,195
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015	965	941,101
ReAble Therapeutics Finance, LLC
Term Loan, 2.19%, Maturing November 18, 2013	1,825	1,815,395
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016	323	324,588
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016	854	857,620
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018	1,475	1,451,031
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	325	325,000
Sunrise Medical Holdings, Inc.
Term Loan, 7.00%, Maturing May 13, 2014	368	340,265
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	725	721,488
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016	1,995	2,002,318
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016	1,000	1,000,875
VWR Funding, Inc.
Term Loan, 2.69%, Maturing June 30, 2014	1,772	1,722,509

		$48,558,541

Home Furnishings — 0.4%

Hunter Fan Co.
Term Loan, 2.69%, Maturing April 16, 2014	$222	$213,438
National Bedding Co., LLC
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	1,291	1,248,930
Oreck Corp.
Term Loan - Second Lien, 3.75%, Maturing March 19, 2016(5)	93	83,766

		$1,546,134

Industrial Equipment — 1.8%

Brand Energy and Infrastructure Services, Inc.
Term Loan, 3.56%, Maturing February 7, 2014	$503	$462,829
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	524	528,051
Butterfly Wendel US, Inc.
Term Loan, 3.46%, Maturing June 23, 2014	423	417,118
Term Loan, 4.21%, Maturing June 22, 2015	577	569,132

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Industrial Equipment (continued)

EPD Holdings, (Goodyear Engineering Products)
Term Loan, 2.69%, Maturing July 31, 2014	$124	$118,411
Term Loan, 2.69%, Maturing July 31, 2014	868	826,727
Itron, Inc.
Term Loan, 3.69%, Maturing April 18, 2014	149	150,189
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014	46	46,121
Term Loan, 8.25%, Maturing September 21, 2014	116	116,047
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	324	325,602
Kinetek Acquisition Corp.
Term Loan, 2.75%, Maturing November 11, 2013	42	40,320
Term Loan, 2.75%, Maturing November 11, 2013	410	397,542
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2016	1,381	1,382,864
Polypore, Inc.
Term Loan, 2.19%, Maturing July 3, 2014	2,053	2,036,073

		$7,417,026

Insurance — 2.3%

Alliant Holdings I, Inc.
Term Loan, 3.25%, Maturing August 21, 2014	$974	$964,712
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	597	599,985
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	622	625,175
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	515	517,424
Crawford & Company
Term Loan, 5.00%, Maturing October 30, 2013	810	815,855
Crump Group, Inc.
Term Loan, 3.19%, Maturing August 1, 2014	411	404,046
HUB International Holdings, Inc.
Term Loan, 2.75%, Maturing June 13, 2014	634	617,682
Term Loan, 2.75%, Maturing June 13, 2014	1,439	1,401,887
Term Loan, 6.75%, Maturing June 13, 2014	860	861,944
U.S.I. Holdings Corp.
Term Loan, 2.69%, Maturing May 5, 2014	1,430	1,401,765
Term Loan, 7.00%, Maturing May 5, 2014	982	981,272

		$9,191,747

Leisure Goods / Activities / Movies — 5.5%

AMC Entertainment, Inc.
Term Loan, 3.44%, Maturing December 16, 2016	$2,024	$2,010,194
AMC Networks, Inc.
Term Loan, Maturing December 31, 2018(2)	675	676,687
AMF Bowling Worldwide, Inc.
Term Loan, 2.69%, Maturing June 7, 2013	444	397,602
Bombardier Recreational Products
Term Loan, 2.79%, Maturing June 28, 2013	1,493	1,462,608
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016	1,808	1,818,180
Cinemark, Inc.
Term Loan, 3.47%, Maturing April 29, 2016	2,907	2,921,352
ClubCorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016	274	274,138
Fender Musical Instruments Corp.
Term Loan, 2.44%, Maturing June 9, 2014	608	589,274
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016	379	384,919
Regal Cinemas Corp.
Term Loan, 3.50%, Maturing August 23, 2017	2,587	2,589,540
Revolution Studios Distribution Co., LLC
Term Loan, 3.94%, Maturing December 21, 2014	519	386,979
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.94%, Maturing February 17, 2016	503	502,096
Term Loan, 4.00%, Maturing August 17, 2017	457	459,261
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016	2,767	2,787,962
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	650	650,406
Universal City Development Partners, Ltd.
Term Loan, 5.50%, Maturing November 6, 2014	2,823	2,835,448
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015	1,714	1,687,085

		$22,433,731

Lodging and Casinos — 1.7%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018	$499	$501,071
Harrah’s Operating Co.
Term Loan, 3.25%, Maturing January 28, 2015	1,417	1,275,174
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	731	753,622
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013	449	451,583

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Lodging and Casinos (continued)

Las Vegas Sands, LLC
Term Loan, 2.69%, Maturing November 23, 2016	$1,288	$1,250,185
Penn National Gaming, Inc.
Term Loan, 1.98%, Maturing October 3, 2012	1,500	1,501,774
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013	368	413,234
VML US Finance, LLC
Term Loan, 4.69%, Maturing May 25, 2012	68	67,853
Term Loan, 4.69%, Maturing May 27, 2013	136	135,707
Term Loan, 4.69%, Maturing May 27, 2013	733	731,826

		$7,082,029

Nonferrous Metals / Minerals — 1.4%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017	$2,255	$2,261,829
Noranda Aluminum Acquisition
Term Loan, 1.94%, Maturing May 16, 2014	309	306,109
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	1,194	1,198,311
Oxbow Carbon and Mineral Holdings
Term Loan, 3.74%, Maturing May 8, 2016	1,857	1,860,341

		$5,626,590

Oil and Gas — 2.7%

Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016	$251	$252,916
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015	104	105,594
Term Loan, 9.00%, Maturing June 23, 2017	1,238	1,293,188
Dynegy Holdings, Inc.
Term Loan, 4.03%, Maturing April 2, 2013	210	205,564
Term Loan, 4.03%, Maturing April 2, 2013	3,497	3,430,731
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016	2,098	2,096,864
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018	1,025	1,022,758
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	575	576,213
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,893	1,921,715

		$10,905,543

Publishing — 4.1%

Black Press US Partnership
Term Loan, 2.25%, Maturing August 2, 2013	$280	$268,398
Term Loan, 2.25%, Maturing August 2, 2013	462	442,068
GateHouse Media Operating, Inc.
Term Loan, 2.19%, Maturing August 28, 2014	858	308,336
Term Loan, 2.19%, Maturing August 28, 2014	2,206	792,259
Term Loan, 2.44%, Maturing August 28, 2014	988	355,031
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	2,729	2,748,140
IWCO Direct, Inc.
Term Loan, 3.56%, Maturing August 7, 2014	75	68,619
Term Loan, 3.56%, Maturing August 7, 2014	721	658,272
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	1,617	1,570,314
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	479	477,980
Nelson Education, Ltd.
Term Loan, 2.75%, Maturing July 3, 2014	331	287,934
Newspaper Holdings, Inc.
Term Loan, 1.81%, Maturing July 24, 2014	307	262,615
Nielsen Finance, LLC
Term Loan, 2.19%, Maturing August 9, 2013	2,464	2,439,154
Term Loan, 3.94%, Maturing May 2, 2016	2,434	2,434,113
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013	2,365	2,364,531
Term Loan, 3.77%, Maturing September 30, 2013	183	183,395
Source Interlink Companies, Inc.
Term Loan, 7.25%, Maturing June 18, 2013	450	440,966
Term Loan, 15.00%, Maturing March 18, 2014(6)	306	283,285
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014	125	124,835
Term Loan, 8.00%, Maturing September 29, 2014	112	110,964

		$16,621,209

Radio and Television — 1.8%

Entercom Communications Corp.
Term Loan, 1.34%, Maturing June 30, 2012	$864	$844,205
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	995	995,889
Local TV Finance, LLC
Term Loan, 2.19%, Maturing May 7, 2013	933	914,925
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	997	996,243

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Radio and Television (continued)

Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017	$450	$450,562
Univision Communications, Inc.
Term Loan, 2.19%, Maturing September 29, 2014	1,056	1,012,427
Term Loan, 4.44%, Maturing March 31, 2017	2,047	1,949,054

		$7,163,305

Rail Industries — 0.4%

Kansas City Southern Railway Co.
Term Loan, 1.97%, Maturing April 26, 2013	$1,847	$1,847,457

		$1,847,457

Retailers (Except Food and Drug) — 3.3%

Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017	$670	$673,078
Dollar General Corp.
Term Loan, 2.94%, Maturing July 7, 2014	1,000	1,000,498
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018	650	649,171
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017	771	786,226
J.Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018	800	770,451
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	1,175	1,160,313
Michaels Stores, Inc.
Term Loan, 2.54%, Maturing October 31, 2013	926	911,825
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018	1,525	1,508,277
Orbitz Worldwide, Inc.
Term Loan, 3.22%, Maturing July 25, 2014	766	706,799
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017	1,510	1,508,335
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018	875	879,102
Rent-A-Center, Inc.
Term Loan, 1.94%, Maturing June 29, 2012	5	5,431
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017	500	501,771
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	647	646,548
Yankee Candle Company, Inc. (The)
Term Loan, 2.19%, Maturing February 6, 2014	1,742	1,734,666

		$13,442,491

Steel — 0.3%

Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(5)(6)	$1,343	$1,260,093

		$1,260,093

Surface Transport — 0.5%

Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016	$1,910	$1,925,801

		$1,925,801

Telecommunications — 4.4%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016	$771	$773,824
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018	2,825	2,791,801
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	550	553,523
Cellular South, Inc.
Term Loan, 1.69%, Maturing May 29, 2014	368	367,500
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018	1,496	1,503,394
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018	5,450	5,474,977
MetroPCS Wireless
Term Loan, 3.95%, Maturing May 18, 2018	2,940	2,939,024
SBA Communications Corp.
Term Loan, Maturing June 29, 2018(2)	450	451,125
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017	622	625,762
Telesat Canada, Inc.
Term Loan, 3.19%, Maturing October 31, 2014	142	140,439
Term Loan, 3.19%, Maturing October 31, 2014	1,655	1,634,947
Windstream Corp.
Term Loan, 3.01%, Maturing December 17, 2015	790	792,515

		$18,048,831

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Utilities — 3.6%

AES Corp.
Term Loan, 4.25%, Maturing May 28, 2018	$1,272	$1,274,992
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	962	966,568
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018	475	470,903
Term Loan, 4.50%, Maturing April 2, 2018	2,843	2,821,377
Covanta Energy Corp.
Term Loan, 1.75%, Maturing February 10, 2014	214	212,255
Term Loan, 1.81%, Maturing February 10, 2014	416	412,523
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	249	250,310
NRG Energy, Inc.
Term Loan, 4.00%, Maturing February 1, 2013	1	957
Term Loan, 4.00%, Maturing February 1, 2013	48	48,000
Term Loan, 3.63%, Maturing August 31, 2015	320	320,454
Term Loan, 5.50%, Maturing August 31, 2015	2,501	2,505,835
Term Loan, 4.00%, Maturing June 11, 2018	2,200	2,194,500
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.73%, Maturing October 10, 2017	4,043	3,161,400

		$14,640,074

Total Senior Floating-Rate Interests
(identified cost $384,902,653)		$389,384,735

Corporate Bonds & Notes — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Containers and Glass Products — 0.2%

Berry Plastics Corp., Sr. Notes, Variable Rate
5.028%, 2/15/15	$1,000	$992,500

		$992,500

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
3.028%, 10/15/13	$435	$434,456

		$434,456

Financial Intermediaries — 0.1%

UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(7)	$550	$545,875

		$545,875

Utilities — 0.4%

Calpine Corp., Sr. Notes
7.875%, 1/15/23(7)	$1,475	$1,521,094

		$1,521,094

Total Corporate Bonds & Notes
(identified cost $3,425,145)		$3,493,925

Common Stocks — 1.2%

Security	Shares	Value

Automotive — 0.2%

Dayco Products, LLC(8)(9)	15,250	$864,484

		$864,484

Building and Development — 0.0%(10)

Contech Construction Holdings, Inc.(5)(9)	97,223	$10,695

		$10,695

Diversified Manufacturing — 0.0%(10)

MEGA Brands, Inc.(9)	14,826	$145,496

		$145,496

Financial Intermediaries — 0.0%(10)

RTS Investor Corp.(5)(8)(9)	82	$18,176

		$18,176

Food Service — 0.0%(10)

Buffets, Inc.(5)(9)	20,871	$86,093

		$86,093

Home Furnishings — 0.0%(10)

Oreck Corp.(5)(8)(9)	1,658	$113,689

		$113,689

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Lodging and Casinos — 0.4%

Herbst Gaming, Inc.(5)(8)(9)	41,797	$212,747
Tropicana Entertainment, Inc.(5)(8)(9)	71,982	1,241,690

		$1,454,437

Publishing — 0.5%

Ion Media Networks, Inc.(5)(8)(9)	399	$284,288
MediaNews Group, Inc.(5)(8)(9)	45,600	1,276,804
Source Interlink Companies, Inc.(5)(8)(9)	1,145	40,235
Star Tribune Media Holdings Co.(5)(9)	4,060	129,920
SuperMedia, Inc.(9)	14,751	55,316

		$1,786,563

Steel — 0.1%

KNIA Holdings, Inc.(5)(8)(9)	22,939	$308,991

		$308,991

Total Common Stocks
(identified cost $3,309,753)		$4,788,624

Short-Term Investments — 3.4%

Commercial Paper — 1.9%

	Principal
	Amount
Description	(000’s omitted)	Value

National Australia Funding, 0.10%, 7/6/11	$3,849	$3,848,946
Procter and Gamble International Funding, 0.08%, 7/6/11	4,000	3,999,956

Total Commercial Paper
(identified cost $7,848,902)		$7,848,902

Time Deposits — 1.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/11	$6,008	$6,007,501

Total Time Deposits
(identified cost $6,007,501)		$6,007,501

Total Short-Term Investments
(identified cost $13,856,403)		$13,856,403

Total Investments — 100.9%
(identified cost $405,493,954)		$411,523,687

Less Unfunded Loan Commitments — (0.1)%		$(321,429)

Net Investments — 100.8%
(identified cost $405,172,525)
		$411,202,258

Other Assets, Less Liabilities — (0.8)%		$3,412,386

Net Assets — 100.0%		$407,789,872

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after June 30, 2011, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $2,066,969 or 0.5% of the Fund’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

(10)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments, at value (identified cost, $405,172,525)	$411,202,258
Cash	5,886,972
Interest receivable	1,078,676
Receivable for Fund shares sold	8,480
Prepaid expenses	12,645

Total assets	$418,189,031

Liabilities

Payable for investments purchased	$9,458,419
Payable for Fund shares redeemed	404,406
Payable to affiliates:
Investment adviser fee	191,345
Distribution fees	83,193
Trustees’ fees	3,008
Payable for shareholder servicing fees	155,205
Accrued expenses	103,583

Total liabilities	$10,399,159

Net Assets	$407,789,872

Sources of Net Assets

Paid-in capital	$395,718,308
Accumulated net realized gain	5,547,823
Accumulated undistributed net investment income	494,008
Net unrealized appreciation	6,029,733

Total	$407,789,872

Net Asset Value, Offering Price and Redemption Price Per Share

($407,789,872 ÷ 42,910,576 shares of beneficial interest outstanding)	$9.50

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest and other income	$10,330,880

Total investment income	$10,330,880

Expenses

Investment adviser fee	$1,104,754
Distribution fees	480,328
Shareholder servicing fees	457,921
Trustees’ fees and expenses	5,636
Custodian fee	125,984
Transfer and dividend disbursing agent fees	5,918
Legal and accounting services	27,241
Printing and postage	5,175
Interest expense and fees	13,978
Miscellaneous	13,747

Total expenses	$2,240,682

Deduct —
Reduction of custodian fee	$42

Total expense reductions	$42

Net expenses	$2,240,640

Net investment income	$8,090,240

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,944,532

Net realized gain	$4,944,532

Change in unrealized appreciation (depreciation) —
Investments	$(3,915,603)

Net change in unrealized appreciation (depreciation)	$(3,915,603)

Net realized and unrealized gain	$1,028,929

Net increase in net assets from operations	$9,119,169

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$8,090,240	$28,575,431
Net realized gain from investment transactions	4,944,532	12,258,899
Net change in unrealized appreciation (depreciation) from investments	(3,915,603)	29,744,272

Net increase in net assets from operations	$9,119,169	$70,578,602

Distributions to shareholders —
From net investment income	$(8,051,682)	$(28,941,398)

Total distributions to shareholders	$(8,051,682)	$(28,941,398)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$60,421,965	$127,655,278
Net asset value of shares issued to shareholders in payment of distributions declared	8,051,682	28,941,398
Cost of shares redeemed	(15,847,816)	(1,076,346,164)

Net increase (decrease) in net assets from Fund share transactions	$52,625,831	$(919,749,488)

Net increase (decrease) in net assets	$53,693,318	$(878,112,284)

Net Assets

At beginning of period	$354,096,554	$1,232,208,838

At end of period	$407,789,872	$354,096,554

Accumulated undistributed net investment income included in net assets

At end of period	$494,008	$455,450

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.460		$9.050	$6.580	$9.580	$10.040		$10.080

Income (Loss) From Operations

Net investment income(1)	$0.200		$0.369	$0.399	$0.501	$0.622		$0.602
Net realized and unrealized gain (loss)	0.038		0.442	2.467	(3.006)	(0.459)		(0.062)

Total income (loss) from operations	$0.238		$0.811	$2.866	$(2.505)	$0.163		$0.540

Less Distributions

From net investment income	$(0.198)		$(0.401)	$(0.396)	$(0.495)	$(0.623)		$(0.580)
Tax return of capital	—		—	—	—	(0.000	)(2)	—

Total distributions	$(0.198)		$(0.401)	$(0.396)	$(0.495)	$(0.623)		$(0.580)

Net asset value — End of period	$9.500		$9.460	$9.050	$6.580	$9.580		$10.040

Total Return(3)	2.52	%(4)	9.12%	44.29%	(27.17)%	1.62%		5.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$407,790		$354,097	$1,232,209	$619,917	$705,291		$446,539
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.17	%(5)	1.15%	1.15%	1.20%	1.14%		1.19%
Expenses after custodian fee reduction	1.17	%(5)	1.15%	1.15%	1.19%	1.12%		1.16%
Net investment income	4.21	%(5)	3.98%	4.82%	5.80%	6.30%		6.00%
Portfolio Turnover	30	%(4)	35%	26%	16%	45%		38%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.001.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2011, the Fund had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2011, the investment adviser fee amounted to $1,104,754 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2011 amounted to $480,328. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5 Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2011, shareholder servicing fees were equivalent to 0.24% per annum of the Fund’s average daily net assets and amounted to $457,921.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $169,306,399 and $113,773,850, respectively, for the six months ended June 30, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Sales	6,312,161	13,754,788
Issued to shareholders electing to receive payments of distributions in Fund shares	841,543	3,117,817
Redemptions	(1,657,429)	(115,590,646)

Net increase (decrease)	5,496,275	(98,718,041)

At June 30, 2011, separate accounts of 2 insurance companies each owned more than 10% of the Fund’s shares outstanding aggregating 93%.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$405,657,755

Gross unrealized appreciation	$10,716,627
Gross unrealized depreciation	(5,172,124)

Net unrealized appreciation	$5,544,503

9 Line of Credit

The Fund participates with another portfolio managed by EVM and its affiliates in a $537.5 million ($450 million prior to March 22, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to March 22, 2011) on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolio at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2011.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

10 Credit Risk

The Fund invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$387,525,161	$1,538,145	$389,063,306
Corporate Bonds & Notes	—	3,493,925	—	3,493,925
Common Stocks	200,812	864,484	3,723,328	4,788,624
Short-Term Investments	—	13,856,403	—	13,856,403

Total Investments	$200,812	$405,739,973	$5,261,473	$411,202,258

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments
	Floating-Rate	in Common
	Interests	Stocks	Total

Balance as of December 31, 2010	$1,776,313	$3,988,435	$5,764,748
Realized gains (losses)	(91)	340,528	340,437
Change in net unrealized appreciation (depreciation)*	(16,291)	602,608	586,317
Cost of purchases	13,454	—	13,454
Proceeds from sales	(45,082)	(1,208,243)	(1,253,325)
Accrued discount (premium)	4,218	—	4,218
Transfers to Level 3**	—	—	—
Transfers from Level 3**	(194,376)	—	(194,376)

Balance as of June 30, 2011	$1,538,145	$3,723,328	$5,261,473

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2011*	$(18,763)	$602,608	$583,845

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as the special considerations relevant to investing in and, where relevant, restructuring senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939-8/11	VTFRHSRC

Eaton Vance VT Large-Cap Value Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective(s), risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
VT Large-Cap Value Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	17
Officers and Trustees	20
Important Notices	21

Eaton Vance
VT Large-Cap Value Fund
June 30, 2011
Performance1

Portfolio Managers Michael R. Mach, CFA; Stephen J. Kaszynski, CFA; John D. Crowley; Matthew F. Beaudry, CMFC, CIMA

Symbol
Inception Date (3/30/07)

% Average Annual Total Returns at net asset value (NAV)

Six Months	1.16
One Year	28.11
Since Inception	-1.08

% Total Annual Operating Expense Ratios[2]

Gross	1.40
Net	1.30

Comparative Performance[3]	% Return

Russell 1000 Value Index

Six Months	5.92
One Year	28.94
Since Inception (3/30/07)	-2.15
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
VT Large-Cap Value Fund
June 30, 2011
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Johnson & Johnson	3.1
ConocoPhillips	3.1
Occidental Petroleum Corp.	3.0
Pfizer, Inc.	3.0
Wells Fargo & Co.	3.0
JPMorgan Chase & Co.	2.9
Apache Corp.	2.8
Exxon Mobil Corp.	2.5
PNC Financial Services Group, Inc.	2.4
General Electric Co.	2.3

Total % of net assets	28.1

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
VT Large-Cap Value Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. A large redemption from the Fund on 9/30/10 positively impacted performance for the one year and since inception periods.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement, performance would have been lower.

3.	Russell 1000 Value Index is an unmanaged index of 1,000 U.S. large-cap value stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.

4.	Excludes cash and cash equivalents.
Fund profile subject to change due to active management.

4

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

Beginning	Ending	Expenses Paid	Annualized
Account Value	Account Value	During Period	Expense
(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)*	Ratio

Actual
$1,000.00	$1,011.60	$6.33	1.27%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,018.50	$6.36	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. Expenses shown do not include insurance-related charges.

5

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 112.0%

Security	Shares	Value

Aerospace & Defense — 5.2%

Boeing Co. (The)	6,538	$483,354
General Dynamics Corp.	6,506	484,827
Lockheed Martin Corp.	6,578	532,621
Northrop Grumman Corp.	7,560	524,286
United Technologies Corp.	15,317	1,355,708

		$3,380,796

Beverages — 1.4%

PepsiCo, Inc.	12,961	$912,843

		$912,843

Biotechnology — 1.4%

Amgen, Inc.(1)	16,244	$947,837

		$947,837

Capital Markets — 2.8%

Ameriprise Financial, Inc.	9,290	$535,847
Goldman Sachs Group, Inc. (The)	9,506	1,265,154

		$1,801,001

Chemicals — 1.5%

Air Products and Chemicals, Inc.	3,930	$375,630
BASF SE	6,488	635,962

		$1,011,592

Commercial Banks — 9.8%

Fifth Third Bancorp	43,234	$551,234
HSBC Holdings PLC ADR	11,286	560,011
KeyCorp	64,810	539,867
PNC Financial Services Group, Inc.	26,919	1,604,642
SunTrust Banks, Inc.	19,426	501,191
U.S. Bancorp	29,173	744,203
Wells Fargo & Co.	69,152	1,940,405

		$6,441,553

Computers & Peripherals — 1.8%

Apple, Inc.(1)	3,509	$1,177,866

		$1,177,866

Consumer Finance — 1.7%

American Express Co.	21,532	$1,113,204

		$1,113,204

Diversified Financial Services — 6.2%

Bank of America Corp.	96,058	$1,052,796
Citigroup, Inc.	27,144	1,130,276
JPMorgan Chase & Co.	46,135	1,888,767

		$4,071,839

Diversified Telecommunication Services — 3.1%

AT&T, Inc.	29,575	$928,951
Verizon Communications, Inc.	29,150	1,085,254

		$2,014,205

Electric Utilities — 1.9%

American Electric Power Co., Inc.	22,252	$838,455
PPL Corp.	15,123	420,873

		$1,259,328

Food & Staples Retailing — 3.1%

CVS Caremark Corp.	23,828	$895,456
Wal-Mart Stores, Inc.	20,868	1,108,926

		$2,004,382

Food Products — 3.5%

Kraft Foods, Inc., Class A	19,312	$680,362
Nestle SA	16,153	1,005,177
Unilever NV–NY Shares	19,444	638,735

		$2,324,274

Health Care Equipment & Supplies — 1.2%

Covidien PLC	14,485	$771,037

		$771,037

Health Care Providers & Services — 3.1%

UnitedHealth Group, Inc.	29,566	$1,525,014
WellPoint, Inc.	6,494	511,533

		$2,036,547

See Notes to Financial Statements.
6

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.9%

Carnival Corp.	16,204	$609,757
McDonald’s Corp.	15,666	1,320,957

		$1,930,714

Industrial Conglomerates — 2.3%

General Electric Co.	81,193	$1,531,300

		$1,531,300

Insurance — 6.1%

ACE, Ltd.	5,706	$375,569
Lincoln National Corp.	28,240	804,558
MetLife, Inc.	26,827	1,176,900
Prudential Financial, Inc.	19,433	1,235,744
XL Group PLC	17,506	384,782

		$3,977,553

IT Services — 3.5%

Accenture PLC, Class A	19,740	$1,192,691
International Business Machines Corp.	6,580	1,128,799

		$2,321,490

Life Sciences Tools & Services — 0.9%

Thermo Fisher Scientific, Inc.(1)	8,642	$556,458

		$556,458

Machinery — 1.7%

Illinois Tool Works, Inc.	19,717	$1,113,813

		$1,113,813

Media — 3.3%

Comcast Corp., Class A	24,139	$611,682
Time Warner Cable, Inc.	8,642	674,422
Walt Disney Co. (The)	21,660	845,606

		$2,131,710

Metals & Mining — 3.6%

BHP Billiton, Ltd. ADR	12,530	$1,185,714
Freeport-McMoRan Copper & Gold, Inc.	21,604	1,142,852

		$2,328,566

Multi-Utilities — 3.0%

PG&E Corp.	8,642	$363,223
Public Service Enterprise Group, Inc.	24,737	807,416
Sempra Energy	14,691	776,860

		$1,947,499

Multiline Retail — 1.8%

Kohl’s Corp.	11,935	$596,869
Target Corp.	13,007	610,159

		$1,207,028

Oil, Gas & Consumable Fuels — 15.4%

Apache Corp.	14,664	$1,809,391
ConocoPhillips	26,722	2,009,227
Exxon Mobil Corp.	19,839	1,614,498
Hess Corp.	18,303	1,368,332
Occidental Petroleum Corp.	18,947	1,971,246
Peabody Energy Corp.	22,646	1,334,076

		$10,106,770

Pharmaceuticals — 7.9%

Johnson & Johnson	30,705	$2,042,497
Merck & Co., Inc.	32,719	1,154,653
Pfizer, Inc.	95,305	1,963,283

		$5,160,433

Real Estate Investment Trusts (REITs) — 2.6%

AvalonBay Communities, Inc.	4,306	$552,890
Boston Properties, Inc.	5,351	568,062
Simon Property Group, Inc.	4,846	563,251

		$1,684,203

Road & Rail — 2.1%

Union Pacific Corp.	12,963	$1,353,337

		$1,353,337

Software — 3.5%

Microsoft Corp.	42,762	$1,111,812
Oracle Corp.	36,189	1,190,980

		$2,302,792

Specialty Retail — 1.5%

TJX Companies, Inc. (The)	18,796	$987,354

		$987,354

See Notes to Financial Statements.
7

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 1.1%

Philip Morris International, Inc.	10,797	$720,916

		$720,916

Wireless Telecommunication Services — 1.1%

Vodafone Group PLC ADR	27,727	$740,865

		$740,865

Total Common Stocks
(identified cost $71,503,844)		$73,371,105

Total Investments — 112.0%
(identified cost $71,503,844)		$73,371,105

Other Assets, Less Liabilities — (12.0)%		$(7,838,876)

Net Assets — 100.0%		$65,532,229

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

See Notes to Financial Statements.
8

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments, at value (identified cost, $71,503,844)	$73,371,105
Cash	843,445
Dividends receivable	132,027
Receivable for investments sold	246,737
Tax reclaims receivable	22,657

Total assets	$74,615,971

Liabilities

Payable for Fund shares redeemed	$8,983,997
Payable to affiliates:
Investment adviser fee	37,451
Distribution fees	14,981
Trustees’ fees	1,250
Payable for shareholder servicing fees	11,734
Accrued expenses	34,329

Total liabilities	$9,083,742

Net Assets	$65,532,229

Sources of Net Assets

Paid-in capital	$68,290,142
Accumulated net realized loss	(5,002,240)
Accumulated undistributed net investment income	373,790
Net unrealized appreciation	1,870,537

Net Assets	$65,532,229

Net Asset Value, Offering Price and Redemption Price Per Share

($65,532,229 ÷ 7,387,154 shares of beneficial interest outstanding)	$8.87

See Notes to Financial Statements.
9

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $10,915)	$839,599

Total investment income	$839,599

Expenses

Investment adviser fee	$228,349
Distribution fees	91,339
Shareholder servicing fees	73,169
Trustees’ fees and expenses	1,076
Custodian fee	36,607
Transfer and dividend disbursing agent fees	5,913
Legal and accounting services	22,226
Printing and postage	6,051
Miscellaneous	1,421

Total expenses	$466,151

Deduct —
Reduction of custodian fee	$1,030

Total expense reductions	$1,030

Net expenses	$465,121

Net investment income	$374,478

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(445,029)
Foreign currency transactions	(773)

Net realized loss	$(445,802)

Change in unrealized appreciation (depreciation) —
Investments	$895,103
Foreign currency	1,800

Net change in unrealized appreciation (depreciation)	$896,903

Net realized and unrealized gain	$451,101

Net increase in net assets from operations	$825,579

See Notes to Financial Statements.
10

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$374,478	$242,429
Net realized gain (loss) from investment and foreign currency transactions	(445,802)	4,428,715
Net change in unrealized appreciation (depreciation) from investments and foreign currency	896,903	(4,441,780)

Net increase in net assets from operations	$825,579	$229,364

Distributions to shareholders —
From net investment income	$(12,565)	$(229,107)

Total distributions to shareholders	$(12,565)	$(229,107)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$4,112,117	$76,972,560
Reinvestment of distributions	12,490	205,837
Cost of shares redeemed	(13,814,517)	(47,530,674)

Net increase (decrease) in net assets from Fund share transactions	$(9,689,910)	$29,647,723

Net increase (decrease) in net assets	$(8,876,896)	$29,647,980

Net Assets

At beginning of period	$74,409,125	$44,761,145

At end of period	$65,532,229	$74,409,125

Accumulated undistributed net investment income included in net assets

At end of period	$373,790	$11,877

See Notes to Financial Statements.
11

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2011								Period Ended
	(Unaudited)		2010		2009		2008		December 31, 2007(1)

Net asset value — Beginning of period	$8.770		$8.000		$6.820		$10.630		$10.000

Income (Loss) From Operations

Net investment income	$0.052		$0.467		$0.074	(2)	$0.105	(2)	$0.072	(2)
Net realized and unrealized gain (loss)	0.050		0.768	(3)	1.158		(3.812)		0.558

Total income (loss) from operations	$0.102		$1.235		$1.232		$(3.707)		$0.630

Less Distributions

From net investment income	$(0.002)		$(0.465)		$(0.052)		$(0.103)		$—

Total distributions	$(0.002)		$(0.465)		$(0.052)		$(0.103)		$—

Net asset value — End of period	$8.870		$8.770		$8.000		$6.820		$10.630

Total Return(4)	1.16	%(5)	15.44%		18.25%		(34.96)%		6.30	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,532		$74,409		$44,761		$14,585		$22,695
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.27	%(7)	1.34	%(6)(8)	1.30	%(6)	1.30	% (6)	1.30	%(6)(7)
Expenses after custodian fee reduction	1.27	%(7)	1.34	%(6)(8)	1.30	%(6)	1.30	% (6)	1.29	%(6)(7)
Net investment income	1.02	%(7)	0.70%		1.04%		1.16%		0.90	%(7)
Portfolio Turnover	30	%(5)	55%		71%		86%		42	%(5)

(1)	For the period from the start of business, March 30, 2007, to December 31, 2007.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The investment adviser subsidized certain operating expenses (equal to 0.10%, 0.31%, 0.32% and 12.96% of average daily net assets for the years ended December 31, 2010, 2009 and 2008 and the period ended December 31, 2007, respectively). Absent this subsidy, total return would be lower.
(7)	Annualized.
(8)	Includes interest expense of 0.04%.

See Notes to Financial Statements.
12

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,451,007 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($53,050) and December 31, 2017 ($4,397,957). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2011, the investment adviser fee amounted to $228,349. EVM has agreed to reimburse the Fund’s operating expenses (relating to ordinary operating expenses only) to the extent that they exceed 1.30% annually of the Fund’s average daily net assets. This agreement may be changed or terminated after April 30, 2012. Pursuant to this agreement, EVM was allocated none of the Fund’s operating expenses for the six months ended June 30, 2011. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

During the six months ended June 30, 2011, EVM reimbursed the Fund $72,367 for a trading error. The reimbursement by EVM of such amount was less than $0.01 per share and had no impact on total return.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2011 amounted to $91,339. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

14

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2011, shareholder servicing fees were equivalent to 0.20% per annum of the Fund’s average daily net assets and amounted to $73,169.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,978,617 and $19,278,108, respectively, for the six months ended June 30, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Sales	461,221	8,850,637
Issued to shareholders electing to receive payments of distributions in Fund shares	1,444	23,519
Redemptions	(1,560,047)	(5,986,824)

Net increase (decrease)	(1,097,382)	2,887,332

At June 30, 2011, a separate account of an insurance company owned 99% of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,681,529

Gross unrealized appreciation	$3,928,398
Gross unrealized depreciation	(2,238,822)

Net unrealized appreciation	$1,689,576

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

15

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$6,256,806	$—		$—	$6,256,806
Consumer Staples	4,957,238	1,005,177		—	5,962,415
Energy	10,106,770	—		—	10,106,770
Financials	19,089,353	—		—	19,089,353
Health Care	9,472,312	—		—	9,472,312
Industrials	7,379,246	—		—	7,379,246
Information Technology	5,802,148	—		—	5,802,148
Materials	2,704,196	635,962		—	3,340,158
Telecommunication Services	2,755,070	—		—	2,755,070
Utilities	3,206,827	—		—	3,206,827

Total Common Stocks	$71,729,966	$1,641,139	*	$—	$73,371,105

Total Investments	$71,729,966	$1,641,139		$—	$73,371,105

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

16

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

17

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes in such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

18

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board also considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

19

Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance VT Large-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance VT Large-Cap Value Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

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Eaton Vance
VT Large-Cap Value Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2990-8/11	VTLCVSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date:	August 11, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	August 11, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date:	August 11, 2011